Condensed Consolidated Statements of Operations and Other Comprehensive (Loss) Income (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net income per share—diluted	$ (5.31)	$ (3.61)
Weighted average number of ordinary shares outstanding—diluted	623,993	167,908